Related party transactions	12 Months Ended
Sep. 30, 2022
Related party transactions [abstract]
Related party transactions
13. Related party transactions
SSU N.V.’s parent is SIGNA International Sports Holding GmbH, Munich, Germany and the SSU N.V.’s ultimate controlling party is SIGNA Retail GmbH, Vienna, Austria. The next more senior parent that produces consolidated financial statements is SIGNA Retail Selection AG, Zürich, Switzerland.
Transactions and outstanding balances with related parties exist between the consolidated companies of SIGNA Sports United N.V. (see note 16) and the other companies of SIGNA Retail Selection Group, consisting of SIGNA Retail Selection AG, Zürich/Switzerland and its direct and indirect subsidiaries outside the consolidated companies of the Group, as well as with associated companies and joint ventures (e.g. Teamstolz GmbH and AEON SIGNA Sports United Co., Ltd.), and with members of management in key positions and the Board of Directors of the Group.
Transactions and outstanding balances with related parties are explained below. Please refer to Note 13 for the remuneration of Executive Management and the Board of Directors.
During the year, group entities entered into the following transactions with related parties who are not members of the Group:

	Transaction values			Balance outstanding
	September 30,
EUR million	2022	2021	2020	2022	2021
Sale of goods and services
OUTFITTER GmbH	—	—	0.8	—	—
SportScheck GmbH	0.3	0.4	—	0.3	0.5
SIGNA Sports United X GmbH	0.6	—	—	0.4	—
Tennis-Point UK Ltd.	—	—	—	0.2	—
Purchase of goods and services
OUTFITTER GmbH	0.5	—	0.5	3.8	—
Karstadt Sports		—	2.2		—
Galeria Karstadt Kaufhof GmbH	0.3	0.4	5.4	0.1	0.0
SportScheck GmbH	0.5	2.7	0.2	0.0	0.2
SIGNA Retail Selection AG	—	0.5	0.4	0.2	0.2
SIGNA Informationstechnologie GmbH	0.0	0.1	—	0.0	—
o5 Logistik GmbH	0.1	—	0.2	—	—
SIGNA Retail GmbH	0.1	0.7	0.4	0.7	—
SIGNA Financial Services AG	—	1.5	—	—	4.0
Financial liabilities and interest
SIGNA International Sports Holding GmbH
Convertible Loan and related interest	—	0.8	2.7	—	—
SIGNA Holding GmbH
Loan and related interest	1.4	—	—	81.4	—
Financial receivables and interest
SIGNA Sports United X GmbH	0.0	—	—	1.5	—
All outstanding balances with these related parties are to be settled in cash within three months of the reporting date. None of the balances is secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.
With effect from April 3, 2018, both Internetstores Holding and Tennis-Point have entered into a partnership agreement with Karstadt Sports GmbH, Essen/Germany, (hereinafter also referred to as “Karstadt”), a subsidiary of Karstadt Warenhaus GmbH. The subject of the agreement is a cooperation in the bicycle and tennis business segments using Karstadt stores.
Karstadt is compensated for its retail space and sales services by a monthly rental payment, a marketing fee, a purchase commission, a sales commission and cost of goods. In a second phase, Internetstores Holding and Tennis-Point will be responsible for the complete merchandise purchasing and also for the logistics to the Karstadt stores.
The partnership agreement and underlying business was terminated within the financial year ending September 30, 2021.
Dr. Zoll entered into a loan agreement with SIGNA Retail Selection AG, an indirect majority shareholder of SISH who grants similar financial assistance to other SIGNA Retail group companies from time to time. The loan is for an amount of up to €5.3 million, bearing interest at 2.0% per annum, for the purpose of financing tax obligations that would arise if Dr. Zoll transfers shares acquired under the option rights to a personal investment vehicle and is payable only at the request of Dr. Zoll in connection with such a transfer. Provided the aforementioned terms are met, the loan term will end at the earlier of March 31, 2024 or within five days of the receipt of a notice of termination issued by either party. Any loan amount drawn upon, plus interest, is repayable no later than March 31, 2024.